Note 8 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ 1,065	$ 730	$ 956
Additions based on tax positions related to prior tax years	3,099	283	0
Reductions based on tax positions related to prior tax years	(608)	0	(226)
Additions based on tax positions related to current tax year	78	52	0
Ending balance	$ 3,634	$ 1,065	$ 730